OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets		$ 313,449	$ 290,476	$ 275,549	$ 244,778	$ 212,242
Non-current assets		204,928	227,541	$ 220,807	$ 212,203
Total Assets		518,377	518,017
Advance Payments Categories [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets		26,346	36,588
Non-current assets		2,355	4,460
Total Assets		28,701	41,048
Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets	[1]	56,576	48,957
Non-current assets	[1]
Total Assets	[1]	56,576	48,957
Aircraft Insurance And Other [Member] | Advance Payments Categories [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets		11,179	16,483
Non-current assets		523
Total Assets		11,702	16,483
Others [Member] | Advance Payments Categories [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets		15,167	20,105
Non-current assets		1,832	4,460
Total Assets		16,999	24,565
GDS Costs [Member] | Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets	[1]	16,593	14,708
Non-current assets	[1]
Total Assets	[1]	16,593	14,708
Credit Card Commissions [Member] | Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets	[1]	23,437	21,614
Non-current assets	[1]
Total Assets	[1]	23,437	21,614
Travel Agencies Commissions [Member] | Contract assets [member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets	[1]	16,546	12,635
Non-current assets	[1]
Total Assets	[1]	16,546	12,635
Aircraft Maintenance Reserve [Member] | Other Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets	[2]	27,987	831
Non-current assets	[2]	17,844	51,836
Total Assets	[2]	45,831	52,667
Sales Tax [Member] | Other Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets		167,987	187,410
Non-current assets		34,680	38,186
Total Assets		202,667	225,596
Other Assets [Member] | Other Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets		230,527	1,177
Non-current assets		202,573	53
Total Assets		433,100	1,230
Other Assets [Member] | Other Taxes [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets		34,295	15,255
Non-current assets
Total Assets		34,295	15,255
Contributions to Societe Internationale de Telecommunications Aeronautiques ("SITA") [Member] | Other Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets		258	258
Non-current assets		739	739
Total Assets		997	997
Judicial Deposits [Member] | Other Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of Other non-financial assets [Line Items]
Other financial assets
Non-current assets		149,310	132,267
Total Assets		$ 149,310	$ 132,267

[1]	Movement of Contracts assets:
[2]	Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.